September 9, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 33-02659; 811-04556)

Ladies and Gentlemen:

On behalf of Transamerica Multi-Manager Alternative Strategies Portfolio (the “Fund”), a series of the Registrant, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on August 23, 2013 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-13-345493). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated August 23, 2013 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Should you have any questions or comments regarding this filing, please contact the undersigned at (727) 299-1825.

Very truly yours,

/s/ T. Gregory Reymann, II

T. Gregory Reymann, II

Vice President and Assistant General Counsel

Transamerica Asset Management, Inc.